UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22881

American Funds Developing World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Hong T. Le

American Funds Developing World Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Developing World Growth and Income FundSM Semi-annual report for the six months ended May 31, 2022

Invest in the dividends
of a growing and
developing world

American Funds Developing World Growth and Income Fund seeks to provide long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2022 (the most recent calendar quarter-end):

			Lifetime
	1 year	5 years	(since 2/3/14)

Class F-2 shares	–30.63%	–0.33%	1.02%
Class A shares (reflecting 5.75% maximum sales charge)	–34.84	–1.80	0.02

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.87% for Class F-2 shares and 1.17% for Class A shares as of the prospectus supplement dated February 1, 2022 (unaudited). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower and net expenses higher. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 and Class A shares as of May 31, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.29% and 0.93%, respectively. The Class A result reflects the 5.75% maximum sales charge.

Investing in developing markets involves risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Developing World Growth and Income Fund for the periods ended May 31, 2022, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/dwghx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

7	Financial statements

11	Notes to financial statements

22	Financial highlights

Results at a glance

For periods ended May 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 2/3/14)

American Funds Developing World Growth and Income Fund (Class F-2 shares)	–21.28%	–26.79%	1.00%	0.83%	1.61%
American Funds Developing World Growth and Income Fund (Class A shares)	–21.42	–27.03	0.69	0.54	1.31
MSCI Emerging Markets Index*	–10.11	–19.83	5.00	3.80	4.24

*	The MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market results in more than 20 global emerging markets. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Source: MSCI.

American Funds Developing World Growth and Income Fund	1

Investment portfolio May 31, 2022	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
China	27.58%
India	13.17
Brazil	9.68
Taiwan	6.13
Indonesia	5.89
South Korea	4.66
Hong Kong	4.59
United States	3.52
South Africa	2.37
Other countries	18.20
Short-term securities & other assets less liabilities	4.21

Common stocks 92.76%	Shares	Value (000)
Financials 22.69%
Ping An Insurance (Group) Company of China, Ltd., Class H	15,895,500	$101,889
AIA Group, Ltd.	5,563,200	57,353
Industrial and Commercial Bank of China, Ltd., Class H	69,550,100	41,745
Bank Mandiri (Persero) Tbk PT	66,858,553	38,975
HDFC Bank, Ltd.	1,875,900	33,561
China Merchants Bank Co., Ltd., Class H	4,828,000	30,762
Discovery, Ltd.[1]	2,984,937	27,753
Kotak Mahindra Bank, Ltd.	1,149,761	27,351
ICICI Bank, Ltd.	1,327,135	12,869
ICICI Bank, Ltd. (ADR)	351,411	6,765
Bank Central Asia Tbk PT	33,933,100	18,036
Patria Investments, Ltd., Class A	1,074,154	17,670
Korea Investment Holdings Co., Ltd.	285,024	16,495
HDFC Life Insurance Company, Ltd.	2,015,431	15,549
Guaranty Trust Holding Co. PLC	307,903,264	13,614
Hong Kong Exchanges and Clearing, Ltd.	298,900	12,920
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1,2]	907,400	8,575
Halyk Savings Bank of Kazakhstan OJSC (GDR)[1]	344,737	3,258
Bank BTPN Syariah Tbk PT	48,723,763	10,192
Standard Bank Group, Ltd.	806,081	9,209
Credicorp, Ltd.	65,394	9,180
Nova Ljubljanska Banka dd (GDR)	306,800	4,331
TISCO Financial Group PCL, foreign registered shares	863,900	2,310
Indian Energy Exchange, Ltd.	504,417	1,265
Sberbank of Russia PJSC (ADR)[1,3,4]	3,475,770	—	[5]
Sberbank of Russia PJSC[1,3,4]	3,235,447	—	[5]
TCS Group Holding PLC (GDR)[1,2,3,4]	326,069	—	[5]
TCS Group Holding PLC (GDR)[1,3,4]	9,293	—	[5]
Moscow Exchange MICEX-RTS PJSC[1,3,4]	2,020,003	—	[5]
		521,627

Health care 13.35%
BeiGene, Ltd. (ADR)[1]	424,153	58,202
BeiGene, Ltd., Class H1,6	619,800	6,789
Hypera SA, ordinary nominative shares	7,853,878	64,102
Jiangsu Hengrui Medicine Co., Ltd., Class A	10,390,824	47,328
Hutchmed China, Ltd. (ADR)[1]	2,372,368	24,957
Hutchmed China, Ltd.[1]	330,185	706
WuXi Biologics (Cayman), Inc.[1]	2,552,000	18,862
Zai Lab, Ltd. (ADR)[1]	618,634	18,002
Rede D’Or Sao Luiz SA	1,858,389	14,007
Legend Biotech Corp. (ADR)[1]	308,183	13,033
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,342,985	9,162
Fleury SA, ordinary nominative shares	2,834,332	9,053
Brii Biosciences, Ltd.[1]	6,514,956	6,990
OdontoPrev SA, ordinary nominative shares	3,209,699	6,821

2	American Funds Developing World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	411,695	$4,683
Diagnósticos da América SA	793,924	3,141
CanSino Biologics, Inc., Class H1,6	107,900	1,087
		306,925

Information technology 13.07%
Taiwan Semiconductor Manufacturing Company, Ltd.	3,929,700	75,819
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	176,500	16,820
Tokyo Electron, Ltd.	106,700	48,885
Broadcom, Inc.	52,802	30,632
Infosys, Ltd. (ADR)	1,218,863	22,988
Samsung Electronics Co., Ltd.	340,046	18,525
Coforge, Ltd.	363,866	18,332
DLocal, Ltd., Class A1	536,200	15,459
MediaTek, Inc.	432,000	13,470
Vanguard International Semiconductor Corp.	3,528,500	13,008
Kingdee International Software Group Co., Ltd.[1]	5,495,000	10,840
ASML Holding NV	11,254	6,476
Venustech Group, Inc., Class A1	1,657,100	4,503
Globant SA1	12,776	2,421
Genpact, Ltd.	32,350	1,435
NHN KCP Corp.	40,121	524
Yeahka, Ltd.[1]	112,400	280
		300,417

Communication services 11.20%
NetEase, Inc.	1,748,100	37,915
NetEase, Inc. (ADR)	186,210	19,315
Tencent Holdings, Ltd.	933,000	43,088
Singapore Telecommunications, Ltd.	17,086,200	32,300
Bharti Airtel, Ltd.[1]	2,790,805	25,170
HKBN, Ltd.	19,761,500	25,132
Airtel Africa PLC	10,984,800	21,400
PT Surya Citra Media Tbk[1]	1,226,222,500	18,838
MTN Group, Ltd.	1,628,315	17,570
Sea, Ltd., Class A (ADR)[1]	88,862	7,345
América Móvil, SAB de CV, Series L (ADR)	290,379	6,197
Indus Towers, Ltd.	765,500	1,990
Megacable Holdings, SAB de CV, ordinary participation certificates	374,282	1,062
Yandex NV, Class A1,3,4	914,033	—	[5]
		257,322

Consumer discretionary 10.00%
Trip.com Group, Ltd. (ADR)[1]	1,753,421	38,680
Huazhu Group, Ltd. (ADR)	1,142,758	37,140
MakeMyTrip, Ltd., non-registered shares[1]	774,112	21,412
MercadoLibre, Inc.[1]	21,269	16,715
Kering SA	28,386	15,532
Astra International Tbk PT	29,565,688	14,903
Americanas SA, ordinary nominative shares	3,337,207	14,114
Midea Group Co., Ltd., Class A	1,451,978	11,883
Galaxy Entertainment Group, Ltd.	1,908,000	10,176
Momo.com, Inc.	331,900	9,548
Coupang, Inc., Class A1	677,463	9,153
YUM! Brands, Inc.	68,500	8,321
Bloomberry Resorts Corp.[1]	66,381,500	8,021
Alibaba Group Holding, Ltd.[1]	419,300	5,143
JD Health International, Inc.[1]	415,500	2,645
Pop Mart International Group, Ltd.	586,000	2,259
Cie. Financière Richemont SA, Class A	19,010	2,108
adidas AG	10,380	2,055
		229,808

Consumer staples 6.89%
Varun Beverages, Ltd.	3,303,425	44,954
Kweichow Moutai Co., Ltd., Class A	74,059	20,071
Carlsberg A/S, Class B	135,400	17,237
Godrej Consumer Products, Ltd.[1]	1,687,019	16,666

American Funds Developing World Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Nestlé SA	134,037	$16,349
Philip Morris International, Inc.	112,494	11,953
Fomento Económico Mexicano, SAB de CV6	1,264,400	9,472
ITC, Ltd.	2,628,202	9,162
Danone SA	84,700	4,977
Dabur India, Ltd.	391,015	2,614
Unilever PLC (GBP denominated)	49,699	2,395
Reckitt Benckiser Group PLC	20,600	1,593
United Spirits, Ltd.[1]	94,012	980
X5 Retail Group NV (GDR)[3,4]	248,553	—	[5]
		158,423

Industrials 5.91%
Grupo Aeroportuario del Pacífico, SAB de CV, Class B6	2,333,755	35,036
International Container Terminal Services, Inc.	4,925,570	20,403
Airbus SE, non-registered shares	170,146	19,870
Epiroc AB, Class B	432,087	7,256
Epiroc AB, Class A	297,508	5,755
AirTAC International Group[1]	369,000	12,077
InPost SA1,6	1,670,501	11,460
DKSH Holding AG	80,200	6,689
Wizz Air Holdings PLC[1]	142,178	5,231
Quess Corp., Ltd.	399,781	3,625
CCR SA, ordinary nominative shares	1,152,882	3,236
Contemporary Amperex Technology Co., Ltd., Class A	52,660	3,228
Centre Testing International Group Co., Ltd.	595,930	1,973
		135,839

Materials 4.50%
Vale SA, ordinary nominative shares	2,970,618	53,886
Vale SA, ordinary nominative shares (ADR)	1,055,281	19,048
Sociedad Química y Minera de Chile SA, Class B (ADR)	110,442	11,726
Nexa Resources SA	799,374	7,242
Asian Paints, Ltd.	134,476	4,953
Berger Paints India, Ltd.	502,787	3,982
Yunnan Energy New Material Co., Ltd., Class A	81,942	2,681
Alrosa PJSC[3,4]	9,682,504	—	[5]
		103,518

Energy 3.60%
AKR Corporindo Tbk PT	449,056,500	34,493
Reliance Industries, Ltd.	511,298	17,338
Galp Energia, SGPS, SA, Class B	1,176,377	15,483
Shell PLC (GBP denominated)	385,767	11,553
TechnipFMC PLC[1]	269,057	2,217
TotalEnergies SE	26,376	1,574
Gazprom PJSC (ADR)[3,4]	2,307,580	—	[5]
Rosneft Oil Company PJSC (GDR)[3,4]	705,296	—	[5]
		82,658

Utilities 1.15%
Power Grid Corporation of India, Ltd.	3,132,455	9,397
AES Corp.	400,069	8,817
ENN Energy Holdings, Ltd.	536,900	8,231
		26,445

Real estate 0.40%
BR Malls Participacoes SA, ordinary nominative shares	5,124,793	9,112

Total common stocks (cost: $2,165,727,000)		2,132,094

Preferred securities 2.76%
Information technology 2.71%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,267,134	62,169

4	American Funds Developing World Growth and Income Fund

Preferred securities (continued)	Shares		Value (000)
Materials 0.05%
Gerdau SA, preferred nominative shares		200,414	$1,230

Total preferred securities (cost: $55,486,000)			63,399

Rights & warrants 0.00%
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]		39,834	24

Total rights & warrants (cost: $0)			24

Bonds, notes & other debt instruments 0.27%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.27%
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[7]	USD	20,740	6,108

Total bonds, notes & other debt instruments (cost: $6,990,000)			6,108

Short-term securities 4.40%		Shares
Money market investments 4.10%
Capital Group Central Cash Fund 0.85%[8,9]		943,388	94,339

Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.85%[8,9,10]		31,625	3,162
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.71%[8,10]		790,641	791
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.67%[8,10]		790,640	791
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.71%[8,10]		790,640	791
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.71%[8,10]		790,640	791
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.71%[8,10]		589,432	589
			6,915

Total short-term securities (cost: $101,253,000)			101,254
Total investment securities 100.19% (cost: $2,329,456,000)			2,302,879
Other assets less liabilities (0.19)%			(4,402)

Net assets 100.00%			$2,298,477

Investments in affiliates9

	Value of affiliates at 12/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 5/31/2022 (000)	Dividend income (000)
Short-term securities 4.24%
Money market investments 4.10%
Capital Group Central Cash Fund 0.85%[8]	$117,544	$250,725		$273,934	$7	$(3)	$94,339	$125
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 0.85%[8,10]	44	3,118	[11]				3,162	—	[12]
Total short-term securities							97,501
Total 4.24%					$7	$(3)	$97,501	$125

American Funds Developing World Growth and Income Fund	5

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,575,000, which represented .37% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was less than $1,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	All or a portion of this security was on loan. The total value of all such securities was $7,509,000, which represented .33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[7]	Step bond; coupon rate may change at a later date.
[8]	Rate represents the seven-day yield at 5/31/2022.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

GBP = British pounds

GDR = Global Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

6	American Funds Developing World Growth and Income Fund

Financial statements

Statement of assets and liabilities at May 31, 2022	unaudited
(dollars in thousands)

Assets:
Investment securities, at value (includes $7,509 of investment securities on loan):
Unaffiliated issuers (cost: $2,231,955)	$2,205,378
Affiliated issuers (cost: $97,501)	97,501		$2,302,879
Cash			6,216
Cash denominated in currencies other than U.S. dollars (cost: $4,847)			4,752
Cash collateral received for securities on loan			768
Receivables for:
Sales of investments	2,682
Sales of fund’s shares	2,919
Dividends and interest	4,522
Currency translations	750
Securities lending income	—	*	10,873
			2,325,488
Liabilities:
Collateral for securities on loan			7,683
Payables for:
Purchases of investments	1,979
Repurchases of fund’s shares	3,017
Investment advisory services	1,229
Services provided by related parties	355
Trustees’ deferred compensation	656
Non-U.S. taxes	11,772
Other	320		19,328
Net assets at May 31, 2022			$2,298,477

Net assets consist of:
Capital paid in on shares of beneficial interest			$2,633,153
Total accumulated loss			(334,676)
Net assets at May 31, 2022			$2,298,477

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	7

Financial statements (continued)

Statement of assets and liabilities at May 31, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (235,402 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$1,126,108	115,322	$9.76
Class C	52,690	5,448	9.67
Class T	10	1	9.76
Class F-1	36,684	3,754	9.77
Class F-2	490,751	50,220	9.77
Class F-3	485,704	49,729	9.77
Class 529-A	38,456	3,942	9.76
Class 529-C	2,177	225	9.66
Class 529-E	1,316	135	9.75
Class 529-T	11	1	9.76
Class 529-F-1	9	1	9.76
Class 529-F-2	7,917	810	9.77
Class 529-F-3	9	1	9.77
Class R-1	758	78	9.69
Class R-2	10,365	1,073	9.66
Class R-2E	673	69	9.71
Class R-3	10,220	1,049	9.74
Class R-4	6,101	625	9.76
Class R-5E	1,662	171	9.75
Class R-5	5,183	530	9.77
Class R-6	21,673	2,218	9.77

Refer to the notes to financial statements.

8	American Funds Developing World Growth and Income Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,917; also includes $125 from affiliates)	$28,506
Interest	336
Securities lending income (net of fees)	41	$28,883
Fees and expenses*:
Investment advisory services	9,558
Distribution services	2,027
Transfer agent services	1,644
Administrative services	394
529 plan services	16
Reports to shareholders	101
Registration statement and prospectus	220
Trustees’ compensation	(63)
Auditing and legal	28
Custodian	411
Other	33	14,369
Net investment income		14,514

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $1,726):
Unaffiliated issuers	(55,923)
Affiliated issuers	7
Currency transactions	(409)	(56,325)
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $11,577):
Unaffiliated issuers	(594,334)
Affiliated issuers	(3)
Currency translations	174	(594,163)
Net realized loss and unrealized depreciation		(650,488)

Net decrease in net assets resulting from operations		$(635,974)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	9

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2022*	Year ended November 30, 2021
Operations:
Net investment income	$14,514	$31,734
Net realized (loss) gain	(56,325)	156,814
Net unrealized depreciation	(594,163)	(13,310)
Net (decrease) increase in net assets resulting from operations	(635,974)	175,238

Distributions paid to shareholders	(15,486)	(30,954)

Net capital share transactions	(34,428)	36,337

Total (decrease) increase in net assets	(685,888)	180,621

Net assets:
Beginning of period	2,984,365	2,803,744
End of period	$2,298,477	$2,984,365

*	Unaudited.

Refer to the notes to financial statements.

10	American Funds Developing World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Developing World Growth and Income Fund	11

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

12	American Funds Developing World Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$521,627	$—	—	*	$521,627
Health care	306,925	—	—		306,925
Information technology	300,417	—	—		300,417
Communication services	257,322	—	—	*	257,322
Consumer discretionary	229,808	—	—		229,808
Consumer staples	158,423	—	—	*	158,423
Industrials	135,839	—	—		135,839
Materials	103,518	—	—	*	103,518
Energy	82,658	—	—	*	82,658
Utilities	26,445	—	—		26,445
Real estate	9,112	—	—		9,112
Preferred securities	63,399	—	—		63,399
Rights & warrants	24	—	—		24
Bonds, notes & other debt instruments	—	6,108	—		6,108
Short-term securities	101,254	—	—		101,254
Total	$2,296,771	$6,108	$—	*	$2,302,879

*	Amount less than one thousand.

American Funds Developing World Growth and Income Fund	13

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

14	American Funds Developing World Growth and Income Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2022, the total value of securities on loan was $7,509,000, and the total value of collateral received was $7,683,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Developing World Growth and Income Fund	15

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2022, the fund recognized $906,000 in reclaims (net of the effect of realized gain or loss from currency translations) and $139,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; cost of investments sold; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$10,437
Capital loss carryforward*	(241,112)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$450,923
Gross unrealized depreciation on investments	(475,527)
Net unrealized depreciation on investments	(24,604)
Cost of investments	2,327,483

16	American Funds Developing World Growth and Income Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2022		Year ended November 30, 2021
Class A	$6,710		$13,454
Class C	146		228
Class T	—	†	—	†
Class F-1	222		513
Class F-2	3,846		7,713
Class F-3	3,931		7,855
Class 529-A	231		413
Class 529-C	5		8
Class 529-E	6		12
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	56		99
Class 529-F-3	—	†	—	†
Class R-1	2		3
Class R-2	27		45
Class R-2E	2		4
Class R-3	45		92
Class R-4	37		74
Class R-5E	11		21
Class R-5	38		76
Class R-6	171		344
Total	$15,486		$30,954

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.640% on such assets in excess of $4 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.649% on the first $15.0 billion of daily net assets and decreasing to 0.615% on such assets in excess of $15.0 billion. For the six months ended May 31, 2022, the investment advisory services fees were $9,558,000, which were equivalent to an annualized rate of 0.727% of average daily net assets.

American Funds Developing World Growth and Income Fund	17

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2022, the 529 plan services fees were $16,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

18	American Funds Developing World Growth and Income Fund

For the six months ended May 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$1,491	$1,137		$194		Not applicable
Class C	332	60		10		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	53	29		6		Not applicable
Class F-2	Not applicable	326		86		Not applicable
Class F-3	Not applicable	13		81		Not applicable
Class 529-A	47	35		6		$12
Class 529-C	13	2		—	*	1
Class 529-E	4	—	*	—	*	1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	2		1		2
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	4	—	*	—	*	Not applicable
Class R-2	44	22		2		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	29	9		2		Not applicable
Class R-4	8	4		1		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	2		1		Not applicable
Class R-6	Not applicable	1		4		Not applicable
Total class-specific expenses	$2,027	$1,644		$394		$16

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(63,000) in the fund’s statement of operations reflects $9,000 in current fees (either paid in cash or deferred) and a net decrease of $72,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $24,343,000 and $1,166,000, respectively, which generated $1,938,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2022.

American Funds Developing World Growth and Income Fund	19

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended May 31, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increas
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2022

Class A	$81,568	7,463	$6,658		558		$(116,571)	(10,786)	$(28,345)	(2,765)
Class C	2,085	189	146		12		(12,929)	(1,229)	(10,698)	(1,028)
Class T	—	—	—		—		—	—	—	—
Class F-1	5,006	468	221		19		(6,934)	(640)	(1,707)	(153)
Class F-2	66,139	6,058	3,797		322		(77,385)	(7,425)	(7,449)	(1,045)
Class F-3	73,361	6,908	3,915		333		(65,832)	(6,136)	11,444	1,105
Class 529-A	3,210	288	231		19		(3,141)	(277)	300	30
Class 529-C	244	23	5		—	†	(642)	(58)	(393)	(35)
Class 529-E	53	4	6		1		(113)	(10)	(54)	(5)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	1,602	150	56		5		(947)	(85)	711	70
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	42	4	2		—	†	(4)	(1)	40	3
Class R-2	1,624	150	27		2		(1,824)	(164)	(173)	(12)
Class R-2E	59	6	2		—	†	(33)	(3)	28	3
Class R-3	1,939	175	44		4		(2,390)	(216)	(407)	(37)
Class R-4	924	81	37		3		(705)	(63)	256	21
Class R-5E	336	31	11		1		(296)	(25)	51	7
Class R-5	1,065	95	38		3		(359)	(33)	744	65
Class R-6	3,131	291	171		15		(2,078)	(191)	1,224	115
Total net increase (decrease)	$242,388	22,384	$15,367		1,297		$(292,183)	(27,342)	$(34,428)	(3,661)

Refer to the end of the table for footnotes.

20	American Funds Developing World Growth and Income Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2021

Class A	$185,173	14,177	$13,360		1,032		$(194,771)	(14,939)	$3,762	270
Class C	9,434	729	228		18		(20,202)	(1,552)	(10,540)	(805)
Class T	—	—	—		—		—	—	—	—
Class F-1	11,575	888	511		39		(24,154)	(1,841)	(12,068)	(914)
Class F-2	136,430	10,436	7,619		587		(120,818)	(9,250)	23,231	1,773
Class F-3	124,659	9,544	7,826		604		(108,594)	(8,357)	23,891	1,791
Class 529-A	9,742	747	413		32		(6,347)	(487)	3,808	292
Class 529-C	533	41	8		1		(1,405)	(109)	(864)	(67)
Class 529-E	432	33	12		1		(241)	(19)	203	15
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,636	281	99		7		(1,672)	(128)	2,063	160
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	165	13	3		—	†	(124)	(9)	44	4
Class R-2	4,168	321	45		4		(4,553)	(352)	(340)	(27)
Class R-2E	451	34	4		—	†	(214)	(16)	241	18
Class R-3	3,519	269	92		7		(4,436)	(337)	(825)	(61)
Class R-4	1,800	139	74		6		(2,086)	(161)	(212)	(16)
Class R-5E	873	67	21		2		(267)	(21)	627	48
Class R-5	1,480	112	76		6		(1,266)	(98)	290	20
Class R-6	10,316	787	343		26		(7,633)	(582)	3,026	231
Total net increase (decrease)	$504,386	38,618	$30,734		2,372		$(498,783)	(38,258)	$36,337	2,732

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $458,589,000 and $511,975,000, respectively, during the six months ended May 31, 2022.

American Funds Developing World Growth and Income Fund	21

Financial highlights

		(Loss) income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
5/31/2022[5,6]	$12.48	$.05	$(2.71)	$(2.66)	$(.06)	$9.76	(21.42)%[7]	$1,126		1.22%[8]		1.22%[8]		.97%[8]
11/30/2021	11.86	.12	.61	.73	(.11)	12.48	6.15	1,474		1.26		1.26		.89
11/30/2020	10.67	.12	1.18	1.30	(.11)	11.86	12.26	1,398		1.27		1.27		1.12
11/30/2019	9.70	.20	.98	1.18	(.21)	10.67	12.24	1,442		1.29		1.29		1.92
11/30/2018	10.93	.22	(1.22)	(1.00)	(.23)	9.70	(9.26)	1,413		1.25		1.25		2.05
11/30/2017	8.99	.20	1.95	2.15	(.21)	10.93	24.11	1,641		1.28		1.28		2.01
Class C:
5/31/2022[5,6]	12.38	.01	(2.70)	(2.69)	(.02)	9.67	(21.74)[7]	53		1.99	[8]	1.99	[8]	.18	[8]
11/30/2021	11.78	.02	.61	.63	(.03)	12.38	5.36	80		1.99		1.99		.16
11/30/2020	10.61	.04	1.17	1.21	(.04)	11.78	11.48	86		2.02		2.02		.37
11/30/2019	9.66	.12	.97	1.09	(.14)	10.61	11.31	96		2.06		2.06		1.14
11/30/2018	10.88	.13	(1.20)	(1.07)	(.15)	9.66	(9.91)	101		2.04		2.04		1.25
11/30/2017	8.95	.12	1.93	2.05	(.12)	10.88	23.04	126		2.08		2.08		1.22
Class T:
5/31/2022[5,6]	12.48	.07	(2.72)	(2.65)	(.07)	9.76	(21.32)[7,9]	—	[10]	.96	[8,9]	.96	[8,9]	1.23	[8,9]
11/30/2021	11.86	.15	.61	.76	(.14)	12.48	6.40 [9]	—	[10]	1.01	[9]	1.01	[9]	1.12	[9]
11/30/2020	10.67	.14	1.18	1.32	(.13)	11.86	12.57 [9]	—	[10]	1.01	[9]	1.01	[9]	1.38	[9]
11/30/2019	9.70	.22	.98	1.20	(.23)	10.67	12.52 [9]	—	[10]	1.05	[9]	1.05	[9]	2.17	[9]
11/30/2018	10.93	.24	(1.21)	(.97)	(.26)	9.70	(9.06)[9]	—	[10]	1.04	[9]	1.04	[9]	2.24	[9]
11/30/2017[5,11]	9.93	.17	1.00	1.17	(.17)	10.93	11.83 [7,9]	—	[10]	1.06	[8,9]	1.06	[8,9]	2.52	[8,9]
Class F-1:
5/31/2022[5,6]	12.49	.05	(2.71)	(2.66)	(.06)	9.77	(21.40)[7]	37		1.20	[8]	1.20	[8]	.97	[8]
11/30/2021	11.87	.12	.62	.74	(.12)	12.49	6.17	49		1.23		1.23		.92
11/30/2020	10.68	.12	1.18	1.30	(.11)	11.87	12.29	57		1.22		1.22		1.17
11/30/2019	9.71	.20	.98	1.18	(.21)	10.68	12.25	67		1.26		1.26		1.96
11/30/2018	10.93	.22	(1.21)	(.99)	(.23)	9.71	(9.19)	65		1.25		1.25		2.01
11/30/2017	8.99	.21	1.94	2.15	(.21)	10.93	24.05	107		1.27		1.27		2.04
Class F-2:
5/31/2022[5,6]	12.49	.07	(2.72)	(2.65)	(.07)	9.77	(21.28)[7]	491		.93	[8]	.93	[8]	1.28	[8]
11/30/2021	11.87	.16	.61	.77	(.15)	12.49	6.46	641		.95		.95		1.19
11/30/2020	10.68	.15	1.18	1.33	(.14)	11.87	12.62	588		.95		.95		1.43
11/30/2019	9.71	.22	.98	1.20	(.23)	10.68	12.55	593		1.00		1.00		2.17
11/30/2018	10.94	.25	(1.22)	(.97)	(.26)	9.71	(9.00)	646		.99		.99		2.33
11/30/2017	9.00	.23	1.94	2.17	(.23)	10.94	24.34	738		1.01		1.01		2.28
Class F-3:
5/31/2022[5,6]	12.49	.08	(2.72)	(2.64)	(.08)	9.77	(21.24)[7]	486		.82	[8]	.82	[8]	1.39	[8]
11/30/2021	11.87	.17	.61	.78	(.16)	12.49	6.57	607		.85		.85		1.29
11/30/2020	10.67	.16	1.19	1.35	(.15)	11.87	12.85	556		.87		.86		1.53
11/30/2019	9.71	.24	.97	1.21	(.25)	10.67	12.57	546		.90		.89		2.35
11/30/2018	10.94	.25	(1.21)	(.96)	(.27)	9.71	(8.84)	448		.90		.90		2.37
11/30/2017[5,12]	9.47	.21	1.47	1.68	(.21)	10.94	17.727	368		.89	[8]	.89	[8]	2.39	[8]
Class 529-A:
5/31/2022[5,6]	12.48	.05	(2.71)	(2.66)	(.06)	9.76	(21.41)[7]	38		1.25	[8]	1.25	[8]	.95	[8]
11/30/2021	11.86	.11	.62	.73	(.11)	12.48	6.11	49		1.28		1.28		.86
11/30/2020	10.66	.11	1.19	1.30	(.10)	11.86	12.34	43		1.29		1.29		1.09
11/30/2019	9.70	.19	.97	1.16	(.20)	10.66	12.10	40		1.32		1.32		1.89
11/30/2018	10.92	.21	(1.20)	(.99)	(.23)	9.70	(9.20)	36		1.29		1.29		2.02
11/30/2017	8.99	.20	1.93	2.13	(.20)	10.92	23.92	39		1.30		1.30		2.00

Refer to the end of the table for footnotes.

22	American Funds Developing World Growth and Income Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2022[5,6]	$12.36	$.01		$(2.69)	$(2.68)	$(.02)	$9.66	(21.78)%[7]	$2		2.03%[8]		2.03%[8]		.14%[8]
11/30/2021	11.77	.01		.61	.62	(.03)	12.36	5.32	3		2.04		2.04		.11
11/30/2020	10.60	.04		1.17	1.21	(.04)	11.77	11.43	4		2.07		2.07		.41
11/30/2019	9.65	.11		.97	1.08	(.13)	10.60	11.29	5		2.10		2.10		1.11
11/30/2018	10.87	.13		(1.21)	(1.08)	(.14)	9.65	(9.97)	5		2.09		2.09		1.20
11/30/2017	8.94	.12		1.93	2.05	(.12)	10.87	23.04	6		2.13		2.13		1.17
Class 529-E:
5/31/2022[5,6]	12.47	.04		(2.72)	(2.68)	(.04)	9.75	(21.53)[7]	1		1.42	[8]	1.42	[8]	.78	[8]
11/30/2021	11.85	.09		.62	.71	(.09)	12.47	5.98	2		1.44		1.44		.70
11/30/2020	10.65	.10		1.19	1.29	(.09)	11.85	12.18	1		1.44		1.44		.96
11/30/2019	9.69	.18		.97	1.15	(.19)	10.65	11.93	1		1.48		1.48		1.73
11/30/2018	10.92	.20		(1.22)	(1.02)	(.21)	9.69	(9.38)	1		1.48		1.48		1.88
11/30/2017	8.98	.18		1.94	2.12	(.18)	10.92	23.69	1		1.51		1.51		1.77
Class 529-T:
5/31/2022[5,6]	12.48	.06		(2.71)	(2.65)	(.07)	9.76	(21.34)[7,9]	—	[10]	1.02	[8,9]	1.02	[8,9]	1.18	[8,9]
11/30/2021	11.86	.14		.62	.76	(.14)	12.48	6.36 [9]	—	[10]	1.05	[9]	1.05	[9]	1.09	[9]
11/30/2020	10.67	.14		1.18	1.32	(.13)	11.86	12.51 [9]	—	[10]	1.06	[9]	1.06	[9]	1.33	[9]
11/30/2019	9.70	.22		.98	1.20	(.23)	10.67	12.47 [9]	—	[10]	1.09	[9]	1.09	[9]	2.11	[9]
11/30/2018	10.93	.23		(1.21)	(.98)	(.25)	9.70	(9.11)[9]	—	[10]	1.09	[9]	1.09	[9]	2.18	[9]
11/30/2017[5,11]	9.93	.17		.99	1.16	(.16)	10.93	11.81 [7,9]	—	[10]	1.12	[8,9]	1.12	[8,9]	2.46	[8,9]
Class 529-F-1:
5/31/2022[5,6]	12.48	.07		(2.72)	(2.65)	(.07)	9.76	(21.33)[7,9]	—	[10]	1.01	[8,9]	1.01	[8,9]	1.19	[8,9]
11/30/2021	11.86	.14		.62	.76	(.14)	12.48	6.39 [9]	—	[10]	1.03	[9]	1.03	[9]	1.10	[9]
11/30/2020	10.67	.15		1.17	1.32	(.13)	11.86	12.50 [9]	—	[10]	1.07	[9]	1.07	[9]	1.48	[9]
11/30/2019	9.70	.21		.98	1.19	(.22)	10.67	12.44	6		1.11		1.11		2.04
11/30/2018	10.93	.21		(1.19)	(.98)	(.25)	9.70	(9.09)	6		1.09		1.09		2.04
11/30/2017	8.99	.22		1.94	2.16	(.22)	10.93	24.23	3		1.12		1.12		2.18
Class 529-F-2:
5/31/2022[5,6]	12.49	.07		(2.72)	(2.65)	(.07)	9.77	(21.28)[7]	8		.92	[8]	.92	[8]	1.31	[8]
11/30/2021	11.87	.15		.62	.77	(.15)	12.49	6.44	9		.97		.97		1.16
11/30/2020[5,13]	10.62	—	[14]	1.25	1.25	—	11.87	11.777	7		.09	[7]	.09	[7]	(.02)[7]
Class 529-F-3:
5/31/2022[5,6]	12.49	.07		(2.71)	(2.64)	(.08)	9.77	(21.27)[7]	—	[10]	.88	[8]	.88	[8]	1.32	[8]
11/30/2021	11.87	.16		.62	.78	(.16)	12.49	6.52	—	[10]	.94		.91		1.23
11/30/2020[5,13]	10.62	—	[14]	1.25	1.25	—	11.87	11.77 [7]	—	[10]	.09	[7]	.08	[7]	(.01)[7]
Class R-1:
5/31/2022[5,6]	12.40	.02		(2.70)	(2.68)	(.03)	9.69	(21.69)[7]	1		1.90	[8]	1.90	[8]	.31	[8]
11/30/2021	11.79	.03		.62	.65	(.04)	12.40	5.49	1		1.93		1.93		.23
11/30/2020	10.62	.04		1.18	1.22	(.05)	11.79	11.50	1		1.98		1.98		.40
11/30/2019	9.67	.12		.97	1.09	(.14)	10.62	11.36	1		2.01		2.01		1.22
11/30/2018	10.89	.14		(1.20)	(1.06)	(.16)	9.67	(9.86)	1		1.99		1.99		1.33
11/30/2017	8.96	.13		1.93	2.06	(.13)	10.89	23.07	1		2.02		2.02		1.29

Refer to the end of the table for footnotes.

American Funds Developing World Growth and Income Fund	23

Financial highlights (continued)

		(Loss) income from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2022[5,6]	$12.36	$.01	$(2.68)	$(2.67)	$(.03)	$9.66	(21.68)%[7]	$10		1.94%[8]		1.94%[8]		.27%[8]
11/30/2021	11.76	.03	.61	.64	(.04)	12.36	5.44	13		1.94		1.94		.21
11/30/2020	10.59	.05	1.17	1.22	(.05)	11.76	11.58	13		1.94		1.94		.46
11/30/2019	9.64	.13	.96	1.09	(.14)	10.59	11.43	13		1.97		1.97		1.24
11/30/2018	10.87	.14	(1.21)	(1.07)	(.16)	9.64	(9.86)	12		1.97		1.97		1.32
11/30/2017	8.94	.13	1.94	2.07	(.14)	10.87	23.12	11		1.98		1.98		1.32
Class R-2E:
5/31/2022[5,6]	12.42	.03	(2.71)	(2.68)	(.03)	9.71	(21.60)[7]	1		1.63	[8]	1.63	[8]	.58	[8]
11/30/2021	11.81	.06	.62	.68	(.07)	12.42	5.74	1		1.64		1.64		.46
11/30/2020	10.63	.08	1.17	1.25	(.07)	11.81	11.86	1		1.68		1.68		.74
11/30/2019	9.67	.15	.97	1.12	(.16)	10.63	11.72	1		1.71		1.71		1.43
11/30/2018	10.90	.18	(1.22)	(1.04)	(.19)	9.67	(9.55)	—	[10]	1.74		1.70		1.81
11/30/2017	8.98	.15	1.94	2.09	(.17)	10.90	23.30 [9]	—	[10]	1.83	[9]	1.78	[9]	1.48	[9]
Class R-3:
5/31/2022[5,6]	12.45	.04	(2.71)	(2.67)	(.04)	9.74	(21.50)[7]	10		1.47	[8]	1.47	[8]	.71	[8]
11/30/2021	11.84	.08	.61	.69	(.08)	12.45	5.83	13		1.49		1.49		.65
11/30/2020	10.64	.09	1.19	1.28	(.08)	11.84	12.15	14		1.50		1.50		.89
11/30/2019	9.68	.17	.97	1.14	(.18)	10.64	11.89	13		1.53		1.53		1.67
11/30/2018	10.91	.18	(1.21)	(1.03)	(.20)	9.68	(9.53)	12		1.54		1.54		1.74
11/30/2017	8.97	.17	1.95	2.12	(.18)	10.91	23.79	11		1.55		1.55		1.72
Class R-4:
5/31/2022[5,6]	12.48	.06	(2.72)	(2.66)	(.06)	9.76	(21.40)[7]	6		1.17	[8]	1.17	[8]	1.03	[8]
11/30/2021	11.86	.12	.62	.74	(.12)	12.48	6.22	8		1.19		1.19		.94
11/30/2020	10.66	.12	1.19	1.31	(.11)	11.86	12.43	7		1.20		1.20		1.17
11/30/2019	9.70	.20	.97	1.17	(.21)	10.66	12.19	8		1.24		1.24		1.95
11/30/2018	10.92	.21	(1.19)	(.98)	(.24)	9.70	(9.15)	8		1.24		1.24		2.02
11/30/2017	8.99	.21	1.93	2.14	(.21)	10.92	23.97	8		1.25		1.25		2.06
Class R-5E:
5/31/2022[5,6]	12.47	.07	(2.72)	(2.65)	(.07)	9.75	(21.34)[7]	1		.98	[8]	.98	[8]	1.24	[8]
11/30/2021	11.85	.15	.62	.77	(.15)	12.47	6.43	2		1.00		1.00		1.14
11/30/2020	10.65	.14	1.19	1.33	(.13)	11.85	12.69	1		1.00		1.00		1.36
11/30/2019	9.69	.21	.98	1.19	(.23)	10.65	12.42	1		1.04		1.04		2.02
11/30/2018	10.92	.25	(1.22)	(.97)	(.26)	9.69	(9.01)	1		1.03		1.02		2.49
11/30/2017	8.98	.18	1.99	2.17	(.23)	10.92	24.44	—	[10]	1.10		.96		1.75
Class R-5:
5/31/2022[5,6]	12.50	.07	(2.72)	(2.65)	(.08)	9.77	(21.32)[7]	5		.87	[8]	.87	[8]	1.36	[8]
11/30/2021	11.87	.16	.63	.79	(.16)	12.50	6.60	6		.90		.90		1.26
11/30/2020	10.68	.16	1.17	1.33	(.14)	11.87	12.69	5		.90		.90		1.49
11/30/2019	9.72	.23	.97	1.20	(.24)	10.68	12.51	6		.93		.93		2.25
11/30/2018	10.94	.25	(1.20)	(.95)	(.27)	9.72	(8.86)	5		.93		.93		2.34
11/30/2017	9.00	.23	1.95	2.18	(.24)	10.94	24.42	6		.94		.94		2.30
Class R-6:
5/31/2022[5,6]	12.49	.08	(2.72)	(2.64)	(.08)	9.77	(21.24)[7]	22		.82	[8]	.82	[8]	1.39	[8]
11/30/2021	11.87	.17	.61	.78	(.16)	12.49	6.57	26		.85		.85		1.31
11/30/2020	10.68	.16	1.18	1.34	(.15)	11.87	12.75	22		.85		.85		1.52
11/30/2019	9.71	.23	.99	1.22	(.25)	10.68	12.69	34		.88		.88		2.24
11/30/2018	10.94	.25	(1.21)	(.96)	(.27)	9.71	(8.90)	38		.88		.88		2.39
11/30/2017	9.00	.24	1.94	2.18	(.24)	10.94	24.49	41		.89		.89		2.39

Refer to the end of the table for footnotes.

24	American Funds Developing World Growth and Income Fund

Financial highlights (continued)

	Six months ended May 31,	Year ended November 30,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	18%	32%	36%	40%	31%	28%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Amount less than $.01.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

American Funds Developing World Growth and Income Fund	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2021, through May 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	American Funds Developing World Growth and Income Fund

Expense example (continued)

	Beginning account value 12/1/2021	Ending account value 5/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$785.80	$5.43	1.22%
Class A – assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class C – actual return	1,000.00	782.55	8.84	1.99
Class C – assumed 5% return	1,000.00	1,015.01	10.00	1.99
Class T – actual return	1,000.00	786.81	4.28	.96
Class T – assumed 5% return	1,000.00	1,020.14	4.84	.96
Class F-1 – actual return	1,000.00	785.97	5.34	1.20
Class F-1 – assumed 5% return	1,000.00	1,018.95	6.04	1.20
Class F-2 – actual return	1,000.00	787.17	4.14	.93
Class F-2 – assumed 5% return	1,000.00	1,020.29	4.68	.93
Class F-3 – actual return	1,000.00	787.61	3.65	.82
Class F-3 – assumed 5% return	1,000.00	1,020.84	4.13	.82
Class 529-A – actual return	1,000.00	785.90	5.57	1.25
Class 529-A – assumed 5% return	1,000.00	1,018.70	6.29	1.25
Class 529-C – actual return	1,000.00	782.25	9.02	2.03
Class 529-C – assumed 5% return	1,000.00	1,014.81	10.20	2.03
Class 529-E – actual return	1,000.00	784.74	6.32	1.42
Class 529-E – assumed 5% return	1,000.00	1,017.85	7.14	1.42
Class 529-T – actual return	1,000.00	786.64	4.54	1.02
Class 529-T – assumed 5% return	1,000.00	1,019.85	5.14	1.02
Class 529-F-1 – actual return	1,000.00	786.67	4.50	1.01
Class 529-F-1 – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-F-2 – actual return	1,000.00	787.19	4.10	.92
Class 529-F-2 – assumed 5% return	1,000.00	1,020.34	4.63	.92
Class 529-F-3 – actual return	1,000.00	787.34	3.92	.88
Class 529-F-3 – assumed 5% return	1,000.00	1,020.54	4.43	.88
Class R-1 – actual return	1,000.00	783.12	8.45	1.90
Class R-1 – assumed 5% return	1,000.00	1,015.46	9.55	1.90
Class R-2 – actual return	1,000.00	783.17	8.62	1.94
Class R-2 – assumed 5% return	1,000.00	1,015.26	9.75	1.94
Class R-2E – actual return	1,000.00	783.99	7.25	1.63
Class R-2E – assumed 5% return	1,000.00	1,016.80	8.20	1.63
Class R-3 – actual return	1,000.00	784.96	6.54	1.47
Class R-3 – assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-4 – actual return	1,000.00	786.00	5.21	1.17
Class R-4 – assumed 5% return	1,000.00	1,019.10	5.89	1.17
Class R-5E – actual return	1,000.00	786.61	4.37	.98
Class R-5E – assumed 5% return	1,000.00	1,020.04	4.94	.98
Class R-5 – actual return	1,000.00	786.78	3.88	.87
Class R-5 – assumed 5% return	1,000.00	1,020.59	4.38	.87
Class R-6 – actual return	1,000.00	787.60	3.65	.82
Class R-6 – assumed 5% return	1,000.00	1,020.84	4.13	.82

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Developing World Growth and Income Fund	27

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2023. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders. The board approved an amendment to the agreement, effective May 1, 2022, that lowered the overall advisory fee.

In reaching this decision, the board and the committee took into account their interaction with CRMC, information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process and its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2021. They generally placed greater emphasis on performance over longer periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

28	American Funds Developing World Growth and Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Developing World Growth and Income Fund	29

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

30	American Funds Developing World Growth and Income Fund

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32	American Funds Developing World Growth and Income Fund

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American Funds Developing World Growth and Income Fund	33

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34	American Funds Developing World Growth and Income Fund

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American Funds Developing World Growth and Income Fund	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	American Funds Developing World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Developing World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Developing World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021.Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: July 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: July 29, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: July 29, 2022